Charges Related to Business Realignment (Tables)	12 Months Ended
Jun. 30, 2012
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs
Business realignment charges by business segment are as follows:

	2012	2011	2010
Industrial	$13,066	$15,427	$44,058
Aerospace	—	1,024	575
Climate & Industrial Controls	1,255	—	3,868
Work force reductions by business segment are as follows:

	2012	2011	2010
Industrial	496	466	1,454
Aerospace	—	49	47
Climate & Industrial Controls	25	—	254
The business realignment charges are presented in the Consolidated Statement of Income as follows:

	2012	2011	2010
Cost of sales	$12,669	$15,276	$42,995
Selling, general and administrative expenses	1,020	1,175	5,506
Other expense (income), net	632	—	—